Schedule of Share Options Outstanding (Details) - shares	1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Opening Balance		1,173,947	1,525,621	1,173,947	868,436
Total granted during the period			1,247,810	890,729	390,373	868,436
Forfeited/expired during the period	16,193	16,193	77,500	211,913	84,862
Exercised during the period			196,994	327,142
Closing Balance			2,498,937	1,525,621	1,173,947	868,436
Total forfeited/expired during the period	(16,193)	(16,193)	(77,500)	(211,913)	(84,862)
Total exercised during the period			(196,994)	(327,142)
Reach [Member]
IfrsStatementLineItems [Line Items]
Opening Balance		45,794	45,794	45,794
Total granted during the period					45,794
Forfeited/expired during the period
Exercised during the period
Closing Balance			45,794	45,794	45,794
Total forfeited/expired during the period
Total exercised during the period
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Opening Balance			630,729
Total granted during the period				630,729
Forfeited/expired during the period
Exercised during the period
Closing Balance				630,729
Total forfeited/expired during the period
Total exercised during the period
Over allotment options [Member]
IfrsStatementLineItems [Line Items]
Opening Balance
Total granted during the period				195,000
Forfeited/expired during the period				195,000
Exercised during the period
Closing Balance
Total forfeited/expired during the period				(195,000)
Total exercised during the period
Warrants [member]
IfrsStatementLineItems [Line Items]
Opening Balance			65,000
Total granted during the period				65,000
Forfeited/expired during the period
Exercised during the period
Closing Balance			65,000	65,000
Total forfeited/expired during the period
Total exercised during the period